LOANS, Impaired loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impaired loans [Abstract]
Unpaid contractual principal balance	$ 4,441	$ 6,595
Recorded investment with no allowance	2,649	4,589
Recorded investment with allowance	1,732	1,768
Related allowance	245	248
Average recorded investment	4,713	9,003
Interest income recognized	207	230
Commercial Real Estate [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	2,456	3,753
Recorded investment with no allowance	2,316	3,623
Recorded investment with allowance	140	0
Related allowance	17	0
Average recorded investment	2,592	4,991
Interest income recognized	83	102
Commercial Real Estate [Member] | Commercial ADC [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	42	4
Recorded investment with no allowance	42	4
Recorded investment with allowance	0	0
Related allowance	0	0
Average recorded investment	16	1,049
Interest income recognized	1	0
Commercial Real Estate [Member] | Farmland [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance		43
Recorded investment with no allowance		43
Recorded investment with allowance		0
Related allowance		0
Average recorded investment	0	32
Interest income recognized	0	0
Commercial Real Estate [Member] | Multifamily [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance		153
Recorded investment with no allowance		153
Recorded investment with allowance		0
Related allowance		0
Average recorded investment	59	163
Interest income recognized	0	0
Commercial Real Estate [Member] | Owner Occupied [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	2,409	3,721
Recorded investment with no allowance	2,269	3,591
Recorded investment with allowance	140	0
Related allowance	17	0
Average recorded investment	2,508	3,614
Interest income recognized	82	102
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	5	28
Recorded investment with no allowance	5	28
Recorded investment with allowance	0	0
Related allowance	0	0
Average recorded investment	9	133
Interest income recognized	0	0
Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	624	766
Recorded investment with no allowance	0	25
Recorded investment with allowance	624	741
Related allowance	111	144
Average recorded investment	692	1,580
Interest income recognized	45	57
Residential Mortgage [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	1,354	1,924
Recorded investment with no allowance	326	835
Recorded investment with allowance	968	1,026
Related allowance	117	103
Average recorded investment	1,337	2,288
Interest income recognized	76	67
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	876	1,040
Recorded investment with no allowance	56	165
Recorded investment with allowance	760	811
Related allowance	42	24
Average recorded investment	867	1,619
Interest income recognized	56	55
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	478	884
Recorded investment with no allowance	270	670
Recorded investment with allowance	208	215
Related allowance	75	79
Average recorded investment	470	669
Interest income recognized	20	12
Home Equity Lines [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	0	151
Recorded investment with no allowance	0	106
Recorded investment with allowance	0	0
Related allowance	0	0
Average recorded investment	85	143
Interest income recognized	3	4
Consumer - Other [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	7	1
Recorded investment with no allowance	7	0
Recorded investment with allowance	0	1
Related allowance	0	1
Average recorded investment	7	1
Interest income recognized	$ 0	$ 0